Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the assets acquired and liabilities assumed at the acquisition date:

	New Brunswick Gas	St. Lawrence Gas
Working capital	$8,782	$3,403
Property, plant and equipment	137,668	49,936
Goodwill	56,054	20,259
Regulatory assets	94,827	3,562
Deferred income tax assets, net	—	1,614
Other assets	125	6,418
Regulatory liabilities	(2,076)	(10,412)
Pension and post-employment benefits	—	(12,376)
Deferred income tax liability, net	(38,053)	—
Other liabilities	(1,316)	(584)
Total net assets acquired	$256,011	$61,820
Cash and cash equivalent	7,248	1,225
Total net assets acquired, net of cash and cash equivalent	$248,763	$60,595